Related-party transactions - Assets (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Banco Santander, S.A. (Spain)
Related-party transactions
Other assets		$ 8
Banco Santander, S.A. (Spain) | Trading derivative assets
Related-party transactions
Financial assets at fair value through profit or loss	$ 99,291	79,660
Banco Santander, S.A. (Spain) | Loans and advances - Credit institutions
Related-party transactions
Financial assets at amortised cost	5,845	5,147
Banco Santander (Chile) | Trading derivative assets
Related-party transactions
Financial assets at fair value through profit or loss	372	654
Casa de Bolsa Santander, S.A. de C.V. | Loans and advances - Customers
Related-party transactions
Financial assets at fair value through profit or loss	508
Banco Santander (Brasil), S. A | Loans and advances - Credit institutions
Related-party transactions
Financial assets at amortised cost	907
Santander Global Facilities, S.A. de C.V.
Related-party transactions
Other intangible assets	112	36
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L
Related-party transactions
Other intangible assets	143	469
Other assets		268
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L | Loans and advances - Customers
Related-party transactions
Financial assets at amortised cost		908
Santander Capital Structuring S.A. de C.V. | Loans and advances - Customers
Related-party transactions
Financial assets at amortised cost	224
Santander Back-Offices Globales Mayoristas, S.A.
Related-party transactions
Other intangible assets	9	4
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversion
Related-party transactions
Other assets	190	184
SMPS Merchant Platform Solutions Mexico S.A de C.V
Related-party transactions
Other assets	15	42
SMPS Merchant Platform Solutions Mexico S.A de C.V | Loans and advances - Customers
Related-party transactions
Financial assets at amortised cost	84
Zurich Santander Seguros Mexico, S.A.
Related-party transactions
Other assets	1,239	1,177
Other related parties
Related-party transactions
Other intangible assets	10	8
Other assets	19	30
Bank's directors and senior managers | Loans and advances - Customers
Related-party transactions
Financial assets at amortised cost	$ 4,351	$ 4,178